Pay vs Performance Disclosure Pure in Thousands	12 Months Ended
	May 03, 2025 USD ($)	Apr. 27, 2024 USD ($)	Apr. 29, 2023 USD ($)	Apr. 30, 2022 USD ($)	May 01, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

Pursuant to Item 402(v) of Regulation S-K and Section 953(a) of Dodd-Frank Act, the Company is required to provide the following disclosure regarding executive compensation and Company performance for the ﬁscal years listed below. The Compensation and Stock Option Committee has always considered pay versus performance for its executives in making compensation decisions. However, the Compensation and Stock Option Committee did not consider the additional disclosures now required.

	Summary Compensation Table Total for	Compensation Actually Paid to	Average Summary Compensation Table Total for	Average Compensation Actually Paid to Non-PEO	Value of Initial Fixed $100		Net Income	Net Sales
Year	PEO ($)[1]	PEO ($)[1]	Non-PEOs ($)[2]	NEOs ($)[3]	TSR ($)[4]	TSR ($)[5]	($ in thousands)[6]	($ in thousands)[7]
2025	$12,013,239	—	$1,431,896	$1,270,945	$208.7	$153.2	$186,821	$1,201,354
2024	$11,916,941	—	$1,300,867	$970,119	$196.6	$154.1	$176,732	$1,191,694
2023	$11,729,324	—	$1,280,320	$1,004,002	$206.5	$121.7	$142,164	$1,172,932
2022	$11,148,959	—	$1,236,153	$643,956	$199.0	$145.2	$158,512	$1,138,013
2021	$10,765,292	—	$1,500,506	$1,607,178	$224.3	$157.0	$174,146	$1,072,210

1.	The Principal Executive Ofﬁcer (PEO) was Nick A. Caporella for all years in the table. The Non-PEO NEOs were Joseph G. Caporella and George R. Bracken for all years in the table.
2.

As described more fully under “Management Services Agreement - Compensation” and the “Summary Compensation Table” of this Proxy, Mr. Nick A. Caporella does not receive any cash compensation from the Company.

3.

The following table describes the adjustments, each of which is prescribed by the SEC rules, to calculate the Compensation Actually Paid Amounts from the Summary Compensation Table Amounts. The Compensation Actually Paid Amounts and the Summary Compensation Table Amounts do not reﬂect the actual amount of compensation earned or paid to our executives during the applicable years, but rather are amounts that are determined in accordance with Item 402 of Regulation S-K of the SEC.

PEO Total Compensation Amount	$ 12,013,239	$ 11,916,941	$ 11,729,324	$ 11,148,959	$ 10,765,292
PEO Actually Paid Compensation Amount	0	0	0	0	0
Non-PEO NEO Average Total Compensation Amount	1,431,896	1,300,867	1,280,320	1,236,153	1,500,506
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,270,945	970,119	1,004,002	643,956	1,607,178
Adjustment to Non-PEO NEO Compensation Footnote
Adjustments [a]	2025 Non-PEO NEOs	2024 Non-PEO NEOs	2023 Non-PEO NEOs	2022 Non-PEO NEOs	2021 Non-PEO NEOs
Summary Compensation Table Amounts	$1,431,896	$1,300,867	$1,280,320	$1,236,153	$1,500,506
(Deduct): Aggregate value for option awards included in Summary Compensation Table	-	-	-	-	(355,540)
Add: Fair value at year end of awards granted during the fiscal year that were outstanding and unvested at year end	-	-	-	-	183,735
Add (Deduct): Year-over-year change in fair value at fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at fiscal year end	(100,007)	(291,020)	(290,047)	(469,255)	71,599
Add (Deduct): Vesting date fair value of awards granted and vested during the fiscal year	-	-	-	-	-
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in prior fiscal year for which vesting conditions were satisfied during the applicable fiscal year	(60,944)	(39,728)	13,729	(122,942)	206,878

(Deduct): Fair Value at end of prior fiscal year of awards granted that failed to meet the applicable vesting conditions during the year	-	-	-	-	-
Add: Dividends or other earnings paid on awards in the fiscal year prior to vesting	-	-	-	-	-
Compensation Actually Paid Amounts (as calculated)	$1,270,945	$970,119	$1,004,002	$643,956	$1,607,178
a.

The following valuation assumptions were used to calculate fair values of equity awards differed from those used to calculate the fair values at the time of grant as reflected in Summary Compensation Table. Stock prices used were May 3, 2025: $43.09: April 27, 2024: $43.56; April 29, 2023: $49.70; April 30, 2022: $44.08; May 1, 2021: $48.59; and, May 2, 2020: $25.035

4.	Total Shareholder Return (“TSR”) assumes that dividends were reinvested on the date of issuance.
5.	The Peer Group used is the Dow Jones U.S. Soft Drink Index, which is the same peer group used in Part II, Item 5 in our Form 10-K.
6.	Net Income as reported in the Company’s Consolidated Statement of Income included in our Form 10-K.
7.

The Company is a party to a management agreement with CMA. As set forth in Certain Relationships and Related Party Transactions, the management agreement provides that the Company will pay CMA an annual base fee equal to one percent of consolidated net sales of the Company, and further provides that the Compensation and Stock Option Committee and the Board of Directors may from time-to-time award additional incentive compensation to CMA or its personnel. As a result, the Company has elected to present net sales due to its relationship to the management fee.

19

Tabular List, Table

FINANCIAL PERFORMANCE MEASURES

As discussed under “Executive Compensation and Other Information”, the Company’s executive compensation program reﬂects a philosophy that is designed to align executive and shareholder value. The ﬁnancial performance measures that most closely link Company performance to compensation include:

●	Volume Growth
●	Net Sales
●	Operating Income
●	Net Income
●	Earnings per Share

Total Shareholder Return Amount	$ 208.7	196.6	206.5	199	224.3
Peer Group Total Shareholder Return Amount	153.2	154.1	121.7	145.2	157
Net Income (Loss)	$ 186,821,000	$ 176,732,000	$ 142,164,000	$ 158,512,000	$ 174,146,000
Company Selected Measure Amount	1,201,354	1,191,694	1,172,932	1,138,013	1,072,210
PEO Name	Nick A. Caporella
Measure:: 1
Pay vs Performance Disclosure
Name	Volume Growth
Measure:: 2
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Operating Income
Measure:: 4
Pay vs Performance Disclosure
Name	Net Income
Measure:: 5
Pay vs Performance Disclosure
Name	Earnings per Share
Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ (355,540)
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	183,735
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(100,007)	(291,020)	(290,047)	(469,255)	71,599
Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(60,944)	(39,728)	13,729	(122,942)	206,878
Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0